Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory [Abstract]
INVENTORY	NOTE 4 - INVENTORY: Comprised as follows (U.S. dollars in thousands):
	June 30, 2024	December 31, 2023

Work in progress	$565	$546
Raw materials	60	61
	$625	$607
NOTE 5 – INVENTORY: Comprised as follows (U.S. dollars in thousands):
	December 31
	2023	2022
Work in progress	$546	$871
Raw materials	61	64
	$607	$935